Submission	Dec. 18, 2025
Submission [Line Items]
Central Index Key	0001683606
Registrant Name	CARS.COM, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Securities 424I N/A	N/A